Investments in associates and joint ventures (Tables)	12 Months Ended
Mar. 31, 2025
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Summary of Investments in Associates and Joint Ventures
The carrying amounts of investments in associates and joint ventures that are not individually material to Sony, as of March 31, 2024 and 2025 are as follows:

	Yen in millions
	March 31
	2024	2025
Investments accounted for using the equity method
Associates	363,611	303,321
Joint ventures	60,133	44,397

Total	423,744	347,718

Summary of Combined Information of Investments Accounted for Using the Equity Method
Sony’s share of comprehensive income, profit or loss and other comprehensive income, of associates and joint ventures that are not individually material to Sony for the fiscal years ended March 31, 2023, 2024 and 2025 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2023	2024	2025
Share of profit or loss
Associates	22,637	19,727	19,746
Joint ventures	1,812	(9,225)	(27,547)

Total	24,449	10,502	(7,801)

Share of other comprehensive income
Associates	3,659	5,311	(1,268)
Joint ventures	40	37	20

Total	3,699	5,348	(1,248)

Share of comprehensive income
Associates	26,296	25,038	18,478
Joint ventures	1,852	(9,188)	(27,527)

Total	28,148	15,850	(9,049)